Employee Benefit Plans - Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) (Details) $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	$ 61,728		$ 50,556		$ 117,064		$ 103,598
Interest (income) expense	1,864		6,834		6,013		13,042
Pension Plans Canadian [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	896		1,061		1,791		2,122
Interest (income) expense	(773)		(614)		(1,545)		(1,232)
Pension Plans US [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses		$ 73		$ 133		$ 145		$ 271
Interest (income) expense		(19)		35		(39)		71
Pension Plans Total [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	969		1,194		1,936		2,393
Interest (income) expense	(792)		(579)		(1,584)		(1,161)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	157		168		315		335
Interest (income) expense	280		264		560		527
Other Post-employment Benefit Plans US [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses
Interest (income) expense		$ 10		$ 47		$ 19		$ 101
Other Post-employment Benefit Plans Total [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	157		168		315		335
Interest (income) expense	$ 290		$ 311		$ 579		$ 628